Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2025
Property and Equipment, Net [Abstract]
Schedule of Property and Equipment, Net

Property and equipment, net consist of the following:

	As of December 31,
	2024	2025	2025
	HK$	HK$	US$
Furniture and fixture	806,471	806,471	103,616
Computers	1,914,442	2,608,542	335,146
Leasehold improvement	1,899,106	1,989,709	255,638
Motor vehicles	9,000	—	—
Office equipment	749,306	780,598	100,291
Property and equipment	5,378,325	6,185,320	794,691
Less: accumulated depreciation	(5,081,087)	(5,550,642)	(713,147)
Property and equipment, net	297,238	634,678	81,544